Condensed Financial Information of Registrant (Parent Company Only)	12 Months Ended
Sep. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed Financial Information of Registrant (Parent Company Only)
19. CONDENSED FINANCIAL INFORMATION OF REGISTRANT (PARENT COMPANY ONLY)

The AZEK Company Inc. (parent company only)
Balance Sheets
(In thousands of U.S. dollars, except for share and per share amounts)

	As of September 30,
	2020	2019
ASSETS:
Non-current assets:
Investments in subsidiaries	$1,303,888	$490,023

Total non-current assets	1,303,888	490,023

Total assets	$1,303,888	$490,023

LIABILITIES AND STOCKHOLDERS’ EQUITY:
Total liabilities	$—	$—

Stockholders’ equity:
Preferred stock, $0.001 par value; 1,000,000 shares authorized and no shares issued and outstanding at September 30, 2020 and September 30, 2019, respectively	—	—
Class A common stock, $0.001 par value; 1,100,000,000 shares authorized, 154,637,240 shares issued and outstanding at September 30, 2020, and 75,093,778 shares issued and outstanding at September 30, 2019	155	75
Class B common stock, $0.001 par value; 100,000,000 shares authorized, 100 shares issued and outstanding at September 30, 2020, and 33,068,963 shares issued and outstanding at September 30, 2019	—	33
Additional paid-in capital	1,587,208	652,493
Accumulated deficit	(283,475)	(162,578)

Total stockholders’ equity	1,303,888	490,023

Total liabilities and stockholders’ equity	$1,303,888	$490,023

The AZEK Company Inc. (parent company only)
Statements of Comprehensive Income (Loss)
(In thousands of U.S. dollars)

	Years Ended September 30,
	2020	2019	2018
Net income (loss) of subsidiaries	$(122,233)	$(20,196)	$6,745

Net income (loss) of subsidiaries	$(122,233)	$(20,196)	$6,745

Comprehensive income (loss)	$(122,233)	$(20,196)	$6,745

The AZEK Company Inc. did not have any cash as of September 30, 2020, 2019 or 2018, accordingly a Statement of Cash Flows has not been presented.

Basis of Presentation
The parent company financial statements should be read in conjunction with the Company’s Consolidated Financial Statements and the accompanying notes thereto. For purposes of this condensed financial information, the Company’s wholly owned and majority owned subsidiaries are recorded based upon its proportionate share of the subsidiaries’ net assets (similar to presenting them on the equity method).
Since the restricted net assets of The AZEK Company Inc. and its subsidiaries exceed 25% of the consolidated net assets of the Company and its subsidiaries, the accompanying condensed parent company financial statements have been prepared in accordance with Rule
12-04,
Schedule 1 of Regulation
S-X.
This information should be read in conjunction with the accompanying Consolidated Financial Statements.
Dividends from Subsidiaries
There were no cash dividends paid to The AZEK Company Inc. from the Company’s consolidated subsidiaries during each of the years ended September 30, 2020, 2019 and 2018.
Restricted Payments
CPG International LLC is party to the Revolving Credit Facility and the Term Loan Agreement originally executed on September 30, 2013, both of which have been amended and extended from time to time. The obligations under the Revolving Credit Facility and Term Loan Agreement are secured by substantially all of the present and future assets of the borrowers and guarantors, including equity interests of their domestic subsidiaries, subject to certain exceptions.
The obligations under the Revolving Credit Facility and Term Loan Agreement are guaranteed by the Company and its wholly owned domestic subsidiaries other than certain immaterial subsidiaries and other excluded subsidiaries. CPG International LLC is not permitted to make certain payments unless those payments are consistent with exceptions outlined in the agreements. These payments include repurchase of equity interests, fees associated with a public offering, income taxes due in other applicable payments. Further, the payments are only permitted if certain conditions are met related to availability and fixed charge coverage as defined in the Revolving Credit Facility and described in Note 8 to these Consolidated Financial Statements.